Accounts payable and accrued liabilities (Tables)	9 Months Ended
Sep. 30, 2026
Notes and other explanatory information [abstract]
Schedule of accounts payable and accrued liabilities
	September 30, 2026	December 31, 2025
Accounts payable	$32,853	$21,079
Accrued liabilities	41,773	12,278
	$74,626	$33,357